Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2020:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,263,082	¥102,781	¥31,625	¥12,989	¥1,195,283	¥4,913,939	¥6,465
Investment funds	493,757	—	16,482	314,074	34,121	—	129,080
Special purpose entities created for structured financing	204,047	—	2,658	—	—	119,348	82,041
Repackaged instruments	249,529	1,330	—	42,052	118,776	86,859	512
Securitization of the MUFG Group’s assets	10,956,261	—	—	—	—	10,933,580	22,681
Trust arrangements	7,527,539	—	654	336,546	745,846	6,441,864	2,629
Other	31,295	350	2,055	—	—	6,885	22,005

Total consolidated assets before elimination	25,725,510	104,461	53,474	705,661	2,094,026	22,502,475	265,413
The amounts eliminated in consolidation	(6,877,849)	(103,615)	(23,427)	(10,592)	(289,567)	(6,429,880)	(20,768)

Total consolidated assets	¥18,847,661	¥846	¥30,047	¥695,069	¥1,804,459	¥16,072,595	¥244,645

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,253,318	¥—	¥4,327,685	¥1,478,921	¥446,712
Investment funds	15,817	—	—	5,546	10,271
Special purpose entities created for structured financing	114,357	—	—	112,474	1,883
Repackaged instruments	251,056	—	65,965	163,833	21,258
Securitization of the MUFG Group’s assets	10,924,830	—	16,008	10,077,839	830,983
Trust arrangements	7,522,190	6,743,261	—	—	778,929
Other	27,302	—	5,989	1,321	19,992

Total consolidated liabilities before elimination	25,108,870	6,743,261	4,415,647	11,839,934	2,110,028
The amounts eliminated in consolidation	(15,045,398)	(703)	(2,526,893)	(11,374,581)	(1,143,221)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,465,320)	(6,742,558)	(1,857,923)	(1)	(864,838)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥598,152	¥—	¥30,831	¥465,352	¥101,969

Consolidated VIEs	Consolidated assets
At March 31, 2021:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,986,887	¥109,439	¥40,061	¥5,433	¥1,015,434	¥4,800,221	¥16,299
Investment funds	374,324	—	15,171	240,327	41,512	—	77,314
Special purpose entities created for structured financing	175,630	—	2,058	4,645	—	113,943	54,984
Repackaged instruments	281,331	3,179	—	73,914	118,199	85,782	257
Securitization of the MUFG Group’s assets	10,358,628	—	996	—	—	10,339,273	18,359
Trust arrangements	9,029,390	—	—	623,466	1,071,708	7,334,215	1
Other	43,320	323	3,826	17,108	—	4,660	17,403

Total consolidated assets before elimination	26,249,510	112,941	62,112	964,893	2,246,853	22,678,094	184,617
The amounts eliminated in consolidation	(8,121,094)	(110,243)	(31,690)	(5,892)	(519,561)	(7,430,166)	(23,542)

Total consolidated assets	¥18,128,416	¥2,698	¥30,422	¥959,001	¥1,727,292	¥15,247,928	¥161,075

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,989,188	¥—	¥4,058,248	¥1,461,043	¥469,897
Investment funds	15,039	—	—	5,831	9,208
Special purpose entities created for structured financing	97,226	—	—	84,973	12,253
Repackaged instruments	284,795	—	21,343	195,987	67,465
Securitization of the MUFG Group’s assets	10,367,099	—	31,000	9,839,204	496,895
Trust arrangements	9,029,272	7,826,959	—	—	1,202,313
Other	39,141	—	3,433	18,315	17,393

Total consolidated liabilities before elimination	25,821,760	7,826,959	4,114,024	11,605,353	2,275,424
The amounts eliminated in consolidation	(14,679,458)	—	(2,422,978)	(11,144,547)	(1,111,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,547,483)	(7,826,959)	(1,657,447)	(3,043)	(1,060,034)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥594,819	¥—	¥33,599	¥457,763	¥103,457

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2020:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥27,700,099	¥5,836,895	¥4,797,551	¥190	¥1,737,979	¥3,059,382	¥—	¥—	¥—
Investment funds	55,644,434	1,918,403	1,712,037	437,858	525,022	724,253	24,904	356,679	356,679
Special purpose entities created for structured financing	37,026,192	3,601,834	2,764,156	392,588	35,774	2,317,128	18,666	6,058	6,058
Repackaged instruments	8,215,327	3,030,263	2,931,617	394,478	2,123,058	361,184	52,897	—	—
Other	54,962,702	2,940,349	2,314,142	191,646	—	1,995,985	126,511	41,693	41,693

Total	¥183,548,754	¥17,327,744	¥14,519,503	¥1,416,760	¥4,421,833	¥8,457,932	¥222,978	¥404,430	¥404,430

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2021:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,491,847	¥5,606,965	¥4,211,342	¥277	¥1,598,992	¥2,612,073	¥—	¥—	¥—
Investment funds	102,840,486	2,646,071	2,288,210	538,190	501,434	1,213,179	35,407	114,911	114,911
Special purpose entities created for structured financing	38,771,947	4,409,839	3,254,145	476,784	25,234	2,745,441	6,686	10,447	10,447
Repackaged instruments	8,604,182	3,088,564	3,008,695	611,245	2,142,482	204,332	50,636	29,478	29,478
Other	65,455,861	3,039,135	2,176,775	198,144	—	1,915,912	62,719	24,732	24,732

Total	¥241,164,323	¥18,790,574	¥14,939,167	¥1,824,640	¥4,268,142	¥8,690,937	¥155,448	¥179,568	¥179,568